Share capital - Additional Information (Details)		1 Months Ended		3 Months Ended							9 Months Ended
	Jan. 08, 2021 USD ($) shares	Mar. 12, 2021 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 CAD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Feb. 08, 2021 USD ($)	Jan. 01, 2021 shares	Dec. 31, 2020 shares	Dec. 21, 2020 USD ($)	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of warrants				$ 1,682,416	$ 404,354	$ 16,801,135		$ 6,663,708	$ 110,246
Shares issued for stock option exercised				645,750	50,329	449,459		65,425	5,501
Net loss for the period				$ (12,847,398)	(11,447,385)	$ (180,664)		$ (11,179,230)	$ (9,338,299)	$ (1,418,829)	$ (24,475,447)		$ (21,936,358)
Weighted average number of common shares outstanding | shares				113,670,604				69,948,843			110,110,785	110,110,785	51,080,739
Stock-based compensation expense				$ 833,973				$ 2,237,334			$ 4,017,322		$ 5,143,722
Share issue related cost					$ 2,887					$ 51,913
Payment of withholding tax for RSU exercised				185,274							185,274
Payment for DSU settlement				19,625							$ 19,625
Stock options
Disclosure of classes of share capital [line items]
Maximum number of common shares reserved for issuance | shares											30,000,000	30,000,000
Stock options exercisable period											10 years	10 years
Stock Option Exercise Period Not Later Than Ninety Days											90 days	90 days
Weighted average share price, share options granted | $ / shares											$ 2.59		$ 2.16
Stock-based compensation expense				930,097				1,688,796			$ 3,579,636		$ 4,595,184
Consultant [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued | shares	6,741,420	13,624,075
Investors [Member]
Disclosure of classes of share capital [line items]
Maximum aggregate offering price														$ 100,000,000			$ 100,000,000
Investor Two [Member]
Disclosure of classes of share capital [line items]
Maximum aggregate offering price				200,000,000							$ 200,000,000
Employee Stock Options Exercise [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	$ 46,558,988
Share issue related cost		$ 99,999,996
Stock options | Share transaction
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of warrants				$ 645,750
Number of common shares issued | shares				1,375,400
Number of stock options exercised											14,065
Share issued price | $ / shares											$ 3.41
Number of common shares issued | shares											291	291
Share Issued Price Per Share | $ / shares											$ 3.41
RSUs
Disclosure of classes of share capital [line items]
Stock-based compensation expense			$ 0					$ 548,538			$ 428,202	$ (105,608)
RSUs | Share transaction
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of RSU (in shares) | shares				118,497
Payment of withholding tax for RSU exercised				$ 184,274
DSUs
Disclosure of classes of share capital [line items]
Stock-based compensation expense											$ 9,484		$ 152,164
DSUs | Share transaction
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of DSU (in shares) | shares				5,755
Payment for DSU settlement				$ 19,625
ATM Offerings
Disclosure of classes of share capital [line items]
Number of shares issued | shares				0							0
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued | shares				114,944,673							114,944,673					89,309,563
Number of shares outstanding | shares			77,789,748	114,944,673	113,040,021	112,929,422	112,929,422	77,789,748	63,182,739	37,056,874	114,944,673		77,789,748		89,309,563	89,309,563		37,049,374
Shares issued pursuant to exercise of warrants				$ 1,682,416	$ 404,354	$ 16,802,299		$ 6,719,617	$ 110,246
Number of common shares issued | shares				1,375,400	21,825	1,058,724		135,171	25,000
Shares issued for stock option exercised				$ 3,115,294	$ 104,301	$ 727,253		$ 93,634	$ 9,538
Shares issued pursuant to exercise of warrants (in shares) | shares				405,000	88,774	2,195,640		1,413,767	187,500
Proceeds from issuing shares	$ 1,258,122	$ 2,702,209
Share issue related cost					$ 2,887					$ 51,913
Shares issued pursuant to exercise of RSU (in shares) | shares				118,497
Shares issued pursuant to exercise of DSU (in shares) | shares				5,755
Share capital | Investors One [Member]
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of warrants				$ 50,329			$ 449,459
Number of common shares issued | shares				21,825			1,058,724
Shares issued for stock option exercised				$ 404,354			$ 16,801,135				$ 1,682,416
Shares issued pursuant to exercise of warrants (in shares) | shares				88,774			2,195,640				135,000	135,000